INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill
Intangible assets other than goodwill	$ 982	$ 1,162
Acquisitions	6	6
Amortization	(14)	(12)
Impairment losses	0	(18)
Foreign currency translation	(10)	30
Reclassification to assets held for sale and other	0	(186)
Intangible assets other than goodwill	$ 964	$ 982